Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets [text block]	Intangible assets comprise the following:
	March 31, 2018	March 31, 2017	March 31, 2016
Goodwill	14,595	14,595	14,595
Other intangible assets	567,917	544,507	591,051
	582,512	559,102	605,646

Disclosure of reconciliation of changes in goodwill [text block]
The following table presents the changes in goodwill during the years ended March 31, 2018 and 2017

	March 31, 2018	March 31, 2017
Balance at the beginning of the year	14,595	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the year	-	-
Net carrying amount of goodwill	14,595	14,595

Disclosure of detailed information about the intangible assets other than goodwill [Text Block]
The following table presents the changes in intangible assets during the years ended March 31, 2018, 2017 and 2016.

	Bandwidth Capacity	Software	License fees	Total
(A) Cost
Balance as at March 31, 2015	576,508	557,026	73,000	1,206,534
Acquisitions during the year	65,883	62,822	-	1,28,705
Disposals during the year	-	-	-	-
Balance as at March 31, 2016	642,391	619,848	73,000	1,335,239
Acquisitions during the year	-	72,050	-	72,050
Disposals during the year	-	-	-	-
Balance as at March 31, 2017	642,391	691,898	73,000	1,407,289
Acquisitions during the year	-	163,505	-	163,505
Disposals during the year	-	-	-	-
Balance as at March 31, 2018	6,42,391	855,403	73,000	1,570,794

(B) Amortization
Balance as at March 31,2015	140,591	483,097	23,056	646,744
Amortization for the year	50,407	44,387	2,650	97,444
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2016	190,998	527,484	25,706	744,188
Amortization for the year	56,396	59,548	2,650	118,594
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2017	247,394	587,032	28,356	862,782
Amortization for the year	56,895	80,550	2,650	140,095
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2018	304,289	667,582	31,006	1,002,877

(C) Carrying amounts
As at March 31, 2016	451,393	92,364	47,294	591,051
As at March 31, 2017	394,997	104,866	44,644	544,507
As at March 31, 2018	338,102	187,821	41,994	567,917